Stock-Based Compensation (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Stock-Based Compensation (Textual)
Stock-based compensation expense			$ 445,069	$ 609,793	$ 1,129,960	$ 438,395
Number of shares authorized under Option	7,500,000		7,500,000		7,500,000
Percentage of common stock delivered pursuant to incentive stock options			1.00%		100.00%
Number of stock reserved for issuance	2,943,335		2,943,335		3,134,795
Stock Options [Member]
Stock-Based Compensation (Textual)
Stock options outstanding, intrinsic value	82,730	2,813,293	82,730	2,813,293	1,807,362	2,561,209
Stock options exercisable, intrinsic value	82,635	1,571,783	82,635	1,571,783	1,179,516	2,469,865
Stock-based compensation expense	370,122	324,510	445,069	609,793	814,996	321,281
Non Employee Stock Option [Member]
Stock-Based Compensation (Textual)
Stock options outstanding, intrinsic value	0	270,010	0	270,010	152,500	9,510
Stock options exercisable, intrinsic value	0	261,510	0	261,510	137,500	9,510
Stock-based compensation expense			23,210	18,600	115,178	11,692
Adjusted amount to reduce expense related to stock option			1,269
Total unrecognized compensation cost related to non-vested stock options					419,206	26,023
Weighted average expected recognition period of compensation cost not yet recognized					1 year 6 months 25 days	8 months 8 days
Restricted Stock [Member]
Stock-Based Compensation (Textual)
Stock-based compensation expense					314,964	88,710
Total unrecognized compensation cost related to non-vested stock options					3,169,203	3,120,167
Weighted average expected recognition period of compensation cost not yet recognized					9 years	9 years 11 months 8 days
Restricted stock recorded as issued on the Company's Consolidated Balance Sheet	10,805,000		10,805,000		5,175,000	5,150,000
Unvested Stock Options [Member]
Stock-Based Compensation (Textual)
Total unrecognized compensation cost related to non-vested stock options	1,481,725	1,498,460	1,481,725	1,498,460	1,846,201	858,457
Weighted average expected recognition period of compensation cost not yet recognized			2 years 10 months 17 days	2 years 9 months 22 days	2 years 6 months 29 days	2 years 8 months 1 day
Unvested Non-employee Stock Options [Member]
Stock-Based Compensation (Textual)
Total unrecognized compensation cost related to non-vested stock options	106,200	7,303	106,200	7,303
Weighted average expected recognition period of compensation cost not yet recognized			1 month 28 days	2 months 8 days
Unvested Restricted Stock Award [Member]
Stock-Based Compensation (Textual)
Stock-based compensation expense	250,208	77,437	338,573	154,874
Total unrecognized compensation cost related to non-vested stock options	$ 5,804,730	$ 2,963,744	$ 5,804,730	$ 2,963,744
Weighted average expected recognition period of compensation cost not yet recognized			6 years 1 month 13 days	9 years 5 months 8 days
Restricted stock recorded as issued on the Company's Consolidated Balance Sheet	10,805,000		10,805,000